Lending Activities - Credit quality performance indicators for commercial mortgages (Details) $ in Millions	Mar. 31, 2023 USD ($) loan	Dec. 31, 2022 USD ($) loan	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
Total	$ 46,528	$ 45,166		$ 39,884
Allowance for credit losses	$ 659	$ 600	$ 488	$ 496	$ 657	$ 357
Commercial Mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	612	611		624
Total	$ 33,692	$ 32,993		$ 30,528
Allowance for credit losses	$ 586	$ 531	$ 413	$ 423	$ 546	$ 266
Percent of Total	100.00%	100.00%		100.00%
Percentage of total, allowance for credit losses	2.00%	2.00%		1.00%
Commercial Mortgages | In good standing
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	607	599		613
Total	$ 33,251	$ 32,344		$ 30,079
Percent of Total	99.00%	98.00%		99.00%
Commercial Mortgages | Restructured
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan		9		7
Total		$ 482		$ 390
Percent of Total		1.00%		1.00%
Commercial Mortgages | 90 days or less delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	2	0		0
Total	$ 276	$ 0		$ 0
Percent of Total	1.00%	0.00%		0.00%
Commercial Mortgages | >90 days delinquent or in process of foreclosure
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	3	3		4
Total	$ 165	$ 167		$ 59
Percent of Total	0.00%	1.00%		0.00%
Commercial Mortgages | Apartments
Financing Receivable, Credit Quality Indicator [Line Items]
Total	$ 13,620	$ 13,226		$ 12,394
Allowance for credit losses	89	89		93
Commercial Mortgages | Apartments | In good standing
Financing Receivable, Credit Quality Indicator [Line Items]
Total	13,344	13,226		12,394
Commercial Mortgages | Apartments | Restructured
Financing Receivable, Credit Quality Indicator [Line Items]
Total		0		0
Commercial Mortgages | Apartments | 90 days or less delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Total	276	0		0
Commercial Mortgages | Apartments | >90 days delinquent or in process of foreclosure
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0		0
Commercial Mortgages | Offices
Financing Receivable, Credit Quality Indicator [Line Items]
Total	8,779	8,966		8,698
Allowance for credit losses	348	294		193
Commercial Mortgages | Offices | In good standing
Financing Receivable, Credit Quality Indicator [Line Items]
Total	8,614	8,470		8,370
Commercial Mortgages | Offices | Restructured
Financing Receivable, Credit Quality Indicator [Line Items]
Total		329		269
Commercial Mortgages | Offices | 90 days or less delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0		0
Commercial Mortgages | Offices | >90 days delinquent or in process of foreclosure
Financing Receivable, Credit Quality Indicator [Line Items]
Total	165	167		59
Commercial Mortgages | Retail
Financing Receivable, Credit Quality Indicator [Line Items]
Total	3,602	3,286		4,043
Allowance for credit losses	56	54		69
Commercial Mortgages | Retail | In good standing
Financing Receivable, Credit Quality Indicator [Line Items]
Total	3,602	3,192		4,026
Commercial Mortgages | Retail | Restructured
Financing Receivable, Credit Quality Indicator [Line Items]
Total		94		17
Commercial Mortgages | Retail | 90 days or less delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0		0
Commercial Mortgages | Retail | >90 days delinquent or in process of foreclosure
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0		0
Commercial Mortgages | Industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total	5,540	5,417		3,262
Allowance for credit losses	66	65		39
Commercial Mortgages | Industrial | In good standing
Financing Receivable, Credit Quality Indicator [Line Items]
Total	5,540	5,417		3,262
Commercial Mortgages | Industrial | Restructured
Financing Receivable, Credit Quality Indicator [Line Items]
Total		0		0
Commercial Mortgages | Industrial | 90 days or less delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0		0
Commercial Mortgages | Industrial | >90 days delinquent or in process of foreclosure
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0		0
Commercial Mortgages | Hotel
Financing Receivable, Credit Quality Indicator [Line Items]
Total	1,853	1,808		1,830
Allowance for credit losses	21	23		23
Commercial Mortgages | Hotel | In good standing
Financing Receivable, Credit Quality Indicator [Line Items]
Total	1,853	1,749		1,726
Commercial Mortgages | Hotel | Restructured
Financing Receivable, Credit Quality Indicator [Line Items]
Total		59		104
Commercial Mortgages | Hotel | 90 days or less delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0		0
Commercial Mortgages | Hotel | >90 days delinquent or in process of foreclosure
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0		0
Commercial Mortgages | Others
Financing Receivable, Credit Quality Indicator [Line Items]
Total	298	290		301
Allowance for credit losses	6	6		6
Commercial Mortgages | Others | In good standing
Financing Receivable, Credit Quality Indicator [Line Items]
Total	298	290		301
Commercial Mortgages | Others | Restructured
Financing Receivable, Credit Quality Indicator [Line Items]
Total		0		0
Commercial Mortgages | Others | 90 days or less delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0		0
Commercial Mortgages | Others | >90 days delinquent or in process of foreclosure
Financing Receivable, Credit Quality Indicator [Line Items]
Total	$ 0	$ 0		$ 0